[LOGO] Schroders







                                    Schroder
                              Emerging Markets Fund







                                  ANNUAL REPORT
                                  MAY 31, 1998









                        Schroder Capital Funds (Delaware)


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SCHRODER EMERGING MARKETS FUND
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Two Portland Square, Portland, Maine 04101
General Information            (207) 879-6200
Account Information            (800) 344-8332
Fund Literature                (800) 290-9826
Fax                            (207) 879-6050

INVESTMENT OBJECTIVE

The investment objective of Schroder Emerging Markets Fund (the "Fund") is to seek long-term capital appreciation. The Fund invests primarily in equity securities of issuers domiciled or doing business in emerging market countries, in regions such as Southeast Asia, Latin America, and Eastern and Southern Europe.

INVSTMENT ADVISER

Schroder Capital Management International Inc. (the "Investment Adviser") is a wholly owned U.S subsidiary of Schroder U.S. Holdings, Inc. an indirect wholly owned U.S. subsidiary of Schroders plc, the London Stock Exchange listed holding company parent of an investment banking and investment management group of companies (the "Schroder Group") that dates its origins to 1804. The investment management operations of the Schroder Group are located in 20 countries worldwide. As of December 31, 1997, the Schroder Group had over $175 billion in assets under management. As of March 31, 1998, the Investment Adviser, together with its U.K. affiliate, Schroder Capital Management International Ltd., had over $29 billion under management, of which, over $6 billion was invested in emerging markets countries.


                                                             July 15, 1998

Dear Shareholder,

The Schroder Emerging Markets Fund returned -9.60% from inception on October 31, 1997 to May 31, 1998, its fiscal year end. This compares with the unmanaged, customized Morgan Stanley Capital International Emerging Markets Free (excluding Malaysia) Index (MSCI Ex-Malaysia"), which returned -9.05% for the same period.

While the Asian crisis brought some economic slowdown to Latin America, management considers there to be great value in the region. However, management is wary of increasing positions there due to the present global volatility. Mexico and Brazil remain the region's favored markets, as well as the Fund's top two country weights. In Mexico, governmental structure and policies have led to market stability while Brazilian companies are currently attractively valued and the government's privatization program is on track. The winner of Brazil's presidential election, scheduled for later this year, will need to tackle the fiscal deficit for the market to perform well on a twelve-month view.

Management is likely to maintain its current strategy with particular caution being paid to Southeast Asia. We do believe that the long-term prospects for many emerging markets remain solid. We continue to seek to identify those companies that exhibit strong balance sheets, market shares, franchise values, and other strengths that may enable companies to survive the recent market volatility.

Thank you for your interest in the Schroder Emerging Markets Fund.

Sincerely,

/s/ M. J. Smith

Mark J. Smith
President


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SCHRODER EMERGING MARKETS FUND
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MANAGEMENT DISCUSSION AND ANALYSIS (AS OF MAY 31, 1998)
Q: CERTAIN ASIAN MARKETS REBOUNDED SINCE THEIR DRAMATIC FALLS IN LATE 1997. ARE THERE ANY PARTICULAR MARKETS THAT HAVE COME THE FURTHEST TO BEST ADDRESS THE ECONOMIC ISSUES?

A: Korea and Thailand have been taking the most positive steps in restructuring their economies. Both countries are complying with the IMF in their attempts to reschedule external debt and both raised interest rates to stabilize their currencies after dramatic falls. As the currencies recovered, both governments then initiated tough reforms of the financial systems in an attempt to enforce stringent Western standards of regulation. Bankruptcy laws were tightened, forcing the closure of many unviable businesses and bank recapitalization programs have begun. Corporate restructuring is now vital, especially for the conglomerates in Korea. This has been facilitated by a recovery of foreign investment, such as Volvo's decision to buy a subsidiary of Samsung. Both countries' equity markets have recovered sharply from their lows but the restructuring process will take a long time for real economic and market stability to return.

Q: HAS FUND MANAGEMENT CHANGED ITS VIEWS ON LATIN AMERICA AS A RESULT OF THE ASIAN CRISIS?

A: As the depth and gravity of the economic and structural problems faced by the Asian countries became apparent in the latter half of 1997, management significantly reduced positions in Asia in light of uncertainty with regard to future growth prospects. Over a six-month period, the cash proceeds from these sales were reinvested in Latin America, in particular Brazil, because we believed Latin America would be less severely affected. The Brazilian Government's swift response to the crisis with a tight fiscal package to protect the currency was notably effective. Mexican consumer stocks have been favored by the Fund as the domestic economy has remained strong, supported by the U.S. economy which has not been greatly impacted by the crisis. Smaller economies were more severely affected, principally due to the fall in commodity prices (for example, Chile and Venezuela's export dependence on copper and oil, respectively) and positions in those countries were reduced, as this situation is expected to continue.

Q: DO STOCK VALUATIONS REMAIN ATTRACTIVE IN EMERGING MARKETS WHEN COMPARED TO THOSE IN DEVELOPED MARKETS?

A: Management believes that the valuation case for emerging markets is attractive. On a relative basis, emerging markets now look cheap considering what we believe are their superior long-term earnings growth prospects. Certain markets in Latin America appear inexpensive and look fundamentally stronger than most Asian markets, which need to undergo painful restructuring before earnings can recover and improve valuation measures. Valuations in the EMEA countries (Europe, Middle East and Africa) are also generally attractive and are supported by visible earnings growth potential.

Q: WHAT IS THE FUND'S INVESTMENT STRATEGY GOING FORWARD?

A: Management remains particularly cautious about the Southeast Asian markets, which remain heavily dependent on the success of economic restructuring. The violent instability in Indonesia and the continuing weakness of the Japanese economy depress the region's prospects. Certain Latin American markets appear more attractive particularly Mexico and Brazil. Within the EMEA region, economic growth remains robust in Hungary and Poland, where we continue to find attractive and well-managed companies. Russia remains beset by political instability and, therefore, the Fund is likely to remain underweight versus MSCI EMF Ex-Malaysia until management sees clearer signs of tangible reforms.

THE VIEWS EXPRESSED IN THIS REPORT WERE THOSE OF THE FUND'S PORTFOLIO MANAGERS AS OF MAY 31, 1998, AND MAY NOT REFLECT THE VIEWS OF THE PORTFOLIO MANAGERS ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANY TIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS OF THE FUND IN UNDERSTANDING THEIR INVESTMENTS IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE; INVESTORS SHOULD CONSULT THEIR OWN INVESTMENT PROFESSIONALS AS TO THEIR INDIVIDUAL INVESTMENT PROGRAMS



                                       2

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SCHRODER EMERGING MARKETS FUND
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Investment Adviser's Report-Comparison of Change in Value of $10,000 Investment


The following information compares a change in value of a $10,000 investment in the Investor Shares of the Fund with the performance of the Morgan Stanley Capital International Emerging Markets Free "MSCI EMF" Index and MCSI EMF Ex-Malaysia. The MSCI EMF is a market capitalization index of companies representative of the market structure of 26 emerging countries in Europe, Latin America, and the Pacific Basin. The MSCI EMF excludes closed markets and those shares that are not purchasable by foreigners in otherwise free markets. The MSCI EMF Ex-Malaysia is a benchmark used by the Fund's Investment Adviser to exclude investments in Malaysia, which may be considered a developed market. Malaysia represented 5.7% and 12.6% of the MSCI EMF during the period reported. The MSCI EMF Ex-Malaysia is unmanaged and excludes the effect of any expenses, which have been deducted from the Fund's return. Total return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the Fund assumes reinvestment of dividends and distributions. Returns for less than one year are not annualized. PAST PERFORMANCE CANNOT PREDICT NOR GUARANTEE FUTURE RESULTS.



              SCHRODER EMERGING MARKETS FUND - INVESTOR SHARES VS.
                       MSCI EMF AND MSCI EMF EX-MALAYSIA

INVESTMENT VALUE ON 5/31/98
---------------------------
Schroder Emerging Markets Fund - Investor Shares                    $9,040
MSCI EMF                                                            $8,944
MSCI EMF EX-MALAYSIA                                                $9,095

CUMULATIVE TOTAL RETURN ON 5/31/98                             SINCE INCEPTION
----------------------------------                             ---------------
Schroder Emerging Markets Fund - Investor Shares                 -9.60%(a)
MSCI EMF                                                        -10.56%(b)
MSCI EMF EX-MALAYSIA                                             -9.05%(b)




                     [EDGAR REPRESENTATION OF GRAPH CHART]





                 DATE              FUND                     INDEX
                9/30/97                                   10000
               10/30/97         10,000.00
               10/31/97         10,010.00                  9231.4
               11/30/97          9,670.00                  9137.332034
               12/31/97         10,050.00                  9217.027844
               01/31/98          9,370.00                  9638.559395
               02/28/98         10,140.00                 10257.0272
               03/31/98         10,440.00                 10572.86158
               04/30/98         10,470.00                 10656.54578
               05/31/98          9,040.00                 10604.81891




(a)  Inception date of the Fund was October 30, 1997.
(b) Total Returns for the MSCI EMF ex-Malaysia are based on an inception date of October 31, 1997.

                                       3
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
            PORTFOLIO CHARACTERISTICS AS OF MAY 31, 1998 (UNAUDITED)
          TOP TEN HOLDINGS                                                    INVESTMENTS BY INDUSTRY
Security                   % of Net Assets                             Industry                    % of Net Assets
------------------------------------------------------------------------------------------------------------------
Telecomunicacoes Brasileiras -Telebras (Braz)         3.35%            Capital Equipment               3.97%
Bank Leumi Le-Israel (Isr)                            2.19%            Consumer Durables               3.71%
Telefonos De Mexico SA ADR (Mex)                      2.01%            Consumer Staples                7.08%
Cemex, S.A. de C.V. (Mex)                             1.85%            Energy                         15.21%
Elektrim Spolka Akcyjna (Pol)                         1.72%            Finance                        17.47%
Centrais Electricas Brasileiras - Eletrobras (Braz)   1.62%            Healthcare                      3.40%
Teva Pharmaceutical Industries Ltd. ADR (Isr)         1.47%            Materials                       5.53%
SPT Telekom AS (Cze)                                  1.43%            Multi-Industry                  6.63%
FirstRand Limited (S. Afr)                            1.32%            Real Estate                     1.36%
CEMIG ADR (Braz)                                      1.32%            Services                        9.90%
Total                                                18.28%            Telecommunications             16.04%
                                                                       Cash & Other Net Assets         9.70%
                                                                       Total                          100.0%

                           COUNTRY WEIGHTINGS
Country                       % of Net Assets       MSCI EMF ex-Malaysia Index
------------------------------------------------------------------------------
Argentina                              3.67%                      4.70%
Botswana                               0.54%                      0.00%
Brazil                                14.52%                     16.60%
Chile                                  3.92%                      3.90%
China                                  0.70%                      0.80%
Czech Republic                         1.43%                      1.20%
Egypt                                  0.60%                      0.00%
Greece                                 4.12%                      5.20%
Hong Kong                              3.17%                      0.00%
Hungary                                3.43%                      1.50%
India                                  6.66%                      7.20%
Indonesia                              1.16%                      1.10%
Israel                                 4.87%                      3.50%
Luxembourg                             0.34%                      0.00%
Korea, Republic of                     4.84%                      2.10%
Malaysia                               0.66%                      0.00%
Mauritius                              0.34%                      0.00%
Mexico                                12.35%                     12.50%
Pakistan                               0.17%                      0.50%
Peru                                   0.91%                      1.40%
Philippines                            1.76%                      1.90%
Poland                                 2.31%                      0.70%
Russia                                 2.38%                      3.50%
South Africa                           9.24%                     14.70%
Taiwan                                 3.84%                      9.70%
Thailand                               1.08%                      2.00%
Turkey                                 0.63%                      3.00%
Venezuela                              0.47%                      1.30%
Zimbabwe                               0.19%                      0.00%
Cash & Cash Equivalents                9.70%                      0.00%
                                       -----
Total                                  100.0%
                                       ======




                                       4

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

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1998

ASSETS:
      Investments (Notes 1 and 2):
        Investment in Schroder EM Core Portfolio
        (the "Portfolio")                                                                                 $ 17,832
        Receivable from Administrator ( Notes 3 and 4)                                                      17,876
                                                                                                 ------------------

                               Total Assets                                                                 35,708
                                                                                                 ------------------

LIABILITIES:
      Accrued expenses and other liabilities                                                                17,881
                                                                                                 ------------------

                               Total Liabilities                                                            17,881
                                                                                                 ------------------

                               Net Assets                                                                 $ 17,827
                                                                                                 ==================

COMPONENTS OF NET ASSETS:
      Paid-in capital                                                                                     $ 20,895
      Undistributed net investment income (loss)                                                                39
      Accumulated net realized gain (loss)                                                                    (917)
      Net unrealized appreciation (depreciation) on investments                                             (2,190)
                                                                                                 ------------------

                               Net Assets                                                                 $ 17,827
                                                                                                 ==================

SHARES OF BENEFICIAL INTEREST                                                                                1,971

NET ASSET VALUE OFFERING AND REDEMPTION PRICE PER SHARE
      (NET ASSETS / SHARES OF BENEFICIAL INTEREST)                                                          $ 9.04

   The accompanying notes are an integral part of the financial statements.
                                       5
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SCHRODER EMERGING MARKETS FUND
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

STATEMENT OF OPERATIONS
                                                                                                      FOR THE
                                                                                                   PERIOD ENDED
                                                                                                    MAY 31, 1998
                                                                                                      (NOTE 1)
                                                                                                 ------------------
NET INVESTMENT INCOME ALLOCATED FROM THE PORTFOLIO:
      Dividend income (net of unrecoverable foreign withholding taxes of $5)                                  $ 63
      Interest income                                                                                           10
      Net expenses                                                                                             (31)
                                                                                                 ------------------
                               Net Investment Income Allocated from the Portfolio                               42
                                                                                                 ------------------

EXPENSES:
      Administration  (Note 3)                                                                                   2
      Subadministration (Note 3)                                                                             2,740
      Transfer agency (Note 3)                                                                               1,338
      Accounting (Note 3)                                                                                    1,300
      Audit                                                                                                 10,755
      Registration                                                                                          21,915
      Reporting                                                                                              4,500
      Miscellaneous                                                                                              1
                                                                                                 ------------------
                               Total Expenses                                                               42,551
      Fees waived and expenses reimbursed  (Note 4)                                                        (42,546)
                                                                                                 ------------------
                               Net Expenses                                                                      5
                                                                                                 ------------------

NET INVESTMENT INCOME (LOSS)                                                                                    37
                                                                                                 ------------------

NET REALIZED AND UNREALIZED  GAIN (LOSS) ON INVESTMENTS  AND FOREIGN  CURRENCY
      TRANSACTIONS ALLOCATED FROM THE PORTFOLIO:
      Net realized gain (loss) on investments sold                                                            (917)
      Net realized gain (loss) on foreign currency transactions                                                  2
                                                                                                 ------------------
               Net realized gain (loss) on investments and foreign
                                   currency transactions                                                      (915)
                                                                                                 ------------------
      Net change in unrealized appreciation (depreciation) on investments                                   (2,188)
      Net change in unrealized appreciation (depreciation) on  foreign
        currency transactions                                                                                   (2)
                                                                                                 ------------------
             Net change in unrealized appreciation (depreciation) on
                                   investments and foreign currency transactions                            (2,190)
                                                                                                 ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
      CURRENCY TRANSACTIONS ALLOCATED FROM THE PORTFOLIO                                                    (3,105)
                                                                                                 ------------------

NET INCREASE (DECREASE)  IN NET ASSETS RESULTING FROM OPERATIONS                                          $ (3,068)
                                                                                                 ==================

  The accompanying notes are an integral part of the financial statements.
                                       6
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SCHRODER EMERGING MARKETS FUND
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

STATEMENT OF CHANGES IN NET ASSETS
                                                                                                      FOR THE
                                                                                                   PERIOD ENDED
                                                                                                    MAY 31, 1998
                                                                                                      (NOTE 1)
                                                                                                 ------------------
NET ASSETS, BEGINNING OF PERIOD                                                                                $ -
                                                                                                 ------------------

OPERATIONS:
      Net investment income (loss)                                                                              37
      Net realized gain (loss) on investments
        and foreign currency transactions                                                                     (915)
      Net change in unrealized appreciation (depreciation) on investments
        and foreign currency tranactions                                                                    (2,190)
                                                                                                 ------------------
      Net increase (decrease) in net assets resulting from operations                                       (3,068)
                                                                                                 ------------------

CAPITAL SHARE TRANSACTIONS:
      Sale of shares                                                                                        20,895
                                                                                                 ------------------
      Net increase (decrease) from capital share transactions                                               20,895
                                                                                                 ------------------

      Net increase (decrease) in net assets                                                                 17,827
                                                                                                 ------------------

NET ASSETS, END OF PERIOD                                                                                 $ 17,827
                                                                                                 ==================
      (Including accumulated undistributed net investment income (loss) of $39)

SHARE TRANSACTIONS:*
      Sale of shares                                                                                         1,971

      * At May 31, 1998, one affiliated shareholder was record owner of approximately 100% of the total outstanding shares of the Fund.







  The accompanying notes are an integral part of the financial statements.
                                       7
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SCHRODER EMERGING MARKETS FUND
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FINANCIAL HIGHLIGHTS-INVESTOR SHARES

Selected per share data and ratios for an Investor share outstanding throughout the period:

                                                                                     FOR THE
                                                                                  PERIOD ENDED
                                                                                     MAY 31,
                                                                                     1998 (A)
                                                                                  -----------------

Net Asset Value, Beginning  of Period                                                     $10.00
                                                                                  -----------------
Investment Operations
     Net Investment Income (Loss)                                                           0.02
     Net Realized and Unrealized Gain (Loss) on Investments                                (0.98)
                                                                                 -----------------
Total from Investment Operations                                                           (0.96)
                                                                                 -----------------
Net Asset Value, End of Period                                                             $9.04
                                                                                 =================

Total Return (b)                                                                           (9.60)%

Ratio/Supplementary Data
Net Assets at End of Period (in thousands)                                                $18
Ratios to Average Net Assets:
    Expenses including reimbursement/waiver of fees                                         1.70%(c)  (d)
    Expenses excluding reimbursement/waiver of fees                                         - (e)
    Net investment income (loss) including reimbursement/waiver of fees                     1.72%(c)  (d)
Average Commission Rate Per Share (f)                                                       0.0039
Portfolio Turnover Rate (g)                                                                22.97%


--------------------------------------
(a)  Investor Class shares were first issued on October 31, 1997.
(b) Total returns would have been lower had certain expenses not been reduced during the period shown (See Note 4).
(c) Includes the Fund's proportionate share of income and expenses of the Portfolio.
(d)  Annualized.
(e)  Amount is not meaningful due to short period of operations.
(f) Amount represents the average commissions per share paid by the Portfolio to brokers on the purchase and sale of equity securities on which commissions are charged.
(g) Portfolio turnover represents the rate of portfolio activity of the Portfolio.


  The accompanying notes are an integral part of the financial statements.
                                       8
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NOTES TO FINANCIAL STATEMENTS
MAY 31, 1998

NOTE 1.  ORGANIZATION

Schroder Capital Funds (Delaware) (the "Trust") was organized as a Maryland corporation on July 30, 1969; reorganized as a series company on February 29, 1988, as Schroder Capital Funds, Inc.; and reorganized on January 9, 1996, as a Delaware business trust. The Trust, which is registered as an open-end management investment company under the Investment Company Act of 1940 (the "Act"), currently has eight investment portfolios. Included in this report is the Schroder Emerging Markets Fund (the "Fund"), a non-diversified portfolio that commenced operations on October 31, 1997. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's Investor Shares and Advisor Shares of beneficial interest without par value which have equal rights as to assets and voting privileges. As of May 31, 1998, only Investor Shares had been issued.

MASTER-FEEDER ARRANGEMENT - The Fund seeks to achieve its investment objective by investing all of its investable assets in Schroder EM Core Portfolio (the "Portfolio"), a separate non-diversified portfolio, of Schroder Capital Funds ("Schroder Core") that has the same investment objective and substantially similar investment policies as the Fund. This is commonly referred to as a master-feeder arrangement. Schroder Core also is registered as an open-end management investment company. The Fund may withdraw its investment from the Portfolio at any time if the Trust's Board of Trustees determines that it is in the best interest of the Fund and its shareholders to do so. The Fund accounts for its investment in the Portfolio as a partnership interest and records daily its share of the Portfolio's income, expenses and realized and unrealized gain and loss. The Portfolio's financial statements are included on pages 12 to 29 of this report and should be read in conjunction with the Fund's financial statements. As of May 31, 1998, the Fund owns approximately 0.6% of the Portfolio's interests.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, that require management to make certain estimates and assumptions which affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the
Fund:

SECURITY VALUATION - The Trust determines the net asset value per share of the Fund as of the close of trading on the New York Stock Exchange on each Fund business day. Valuation of securities held in the Portfolio are discussed in the Notes to the Financial Statements of the Portfolio.

INVESTMENT INCOME AND EXPENSES - The Fund records daily its pro rata share of the Portfolio's income, expenses and realized and unrealized gain and loss. In addition, the Fund accrues its own expenses.

DISTRIBUTIONS TO SHAREHOLDERS - Dividends and capital gain distributions, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and
differing    characterizations    of    distributions    made   by   the   Fund.

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NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

FEDERAL TAXES - The Fund intends to qualify and continue to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

EXPENSE ALLOCATION - The Trust accounts separately for the assets and liabilities and operation of each of its funds. Expenses that are directly attributable to more than one fund are allocated among the respective funds in proportion to each fund's net assets. Expenses that are directly attributable to a class are allocated to that class.

NOTE 3.  INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER - The Fund currently invests all of its assets in the Portfolio, which retains Schroder Capital Management International Inc. ("SCMI") to act as investment adviser pursuant to an Investment Advisory Agreement. See Notes to the Financial Statements of the Portfolio.

ADMINISTRATOR AND SUBADMINISTRATOR - The Trust on behalf of the Fund, has entered into an Administration Agreement with Schroder Fund Advisors Inc. ("SFA") and a Subadministration Agreement with Forum Administrative Services, LLC ("FAdS"). For its services, SFA is entitled to receive compensation at an annual rate, payable monthly, of 0.15% of the average daily net assets of the Fund. For its services, FAdS is entitled to receive compensation at an annual rate, payable monthly, of 0.075% of the average daily net assets of the Fund, subject to a $25,000 minimum annual fee plus a $12,000 charge per class.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT - The transfer agent and dividend disbursing agent for the Fund is Forum Shareholder Services, LLC ("FSS"). For its services, FSS is paid a fee in the amount of $12,000 per share class, per year, plus certain other charges.

OTHER SERVICE PROVIDERS - Forum Accounting Services, LLC ("FAcS") provides fund accounting services to the Fund. For its services to the Fund, FAcS is entitled to receive from the Trust a fee of $12,000 per year.

NOTE 4.  WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

In order to limit the Fund's expenses, SCMI and SFA have voluntarily agreed to reduce their compensation (and, if necessary, to pay certain expenses of the Fund) to the extent that the Fund's expenses exceed 1.70% of the Fund's average daily net assets attributable to Investor shares. The expense limitations cannot be modified or withdrawn except by a majority vote of the Trustees of the Trust. SCMI, SFA, FAdS, FSS and FAcS may voluntarily waive all or a portion of their fees, from time to time. For the period ended May 31, 1998, SFA and FAdS waived fees of $2 and $2,740, respectively, and SFA reimbursed expenses of $39,804.

--------------------------------------------------------------------------------
SCHRODER EMERGING MARKETS FUND
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To Trustees of Schroder Capital Funds (Delaware) and Shareholders of Schroder Emerging Markets Fund

In our opinion, the accompanying statement of assets and liabilities and related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schroder Emerging Markets Fund (the "Fund"), (a separately managed portfolio of Schroder Capital Funds (Delaware)), at May 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for the period indicated therein, in conformity with generally accepted accounting principles. These financial statements and financial highlights (herein referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP




Boston, Massachusetts
July 21, 1998

--------------------------------------------------------------------------------
SCHRODER EM CORE PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
AS OF MAY 31, 1998
  SHARES                                                                                         VALUE US$
---------                                                                                      -------------


                           ARGENTINA (3.7%)
                           COMMON STOCK
        40,100             Astra Cia Argentina de Petroleo SA                                       65,797
                           ENERGY
         3,877             Banco de Galicia y Buenos Aires
                           SA de CV ADR                                                             79,478
                           FINANCE
         3,200             Cresud SA ADR (a)                                                        57,000
                           CONSUMER NON-DURABLES
           900             Disco SA ADR (a)                                                         31,163
                           CONSUMER NON-DURABLES
        17,100             IRSA Inversiones y Representaciones SA                                   60,905
                           Finance
         8,500             Compania Naviera Perez Companc SA                                        47,113
                           Energy
         3,500             Telecom Argentina ADR                                                   108,500
                           SERVICES
         5,700             Telefonica de Argentina SA ADR                                          185,607
                           SERVICES
        11,100             YPF Sociedad Anonima ADR                                                344,794
                           ENERGY                                                                  -------
                                                                                                   980,357
                           BOTSWANA (0.5%)                                                         -------
                           COMMON STOCK
        90,000             Sechaba Ord                                                             144,860
                           Consumer Non-Durables                                                   -------

                           BRAZIL (14.5%)
                           COMMON STOCK
         7,800             Aracruz Celulose SA ADR                                                 105,300
                           SERVICES
        24,300             Centrais Electricas Brasileiras SA Electrobras                          433,104
                           ENERGY
       200,000             Cia Cimento Portland Itau                                                36,515
                           MATERIALS
        10,769             Cia Ener de Minas Gerais ADR                                            352,525
                           ENERGY
        11,200             Companhia Brasileira de Distribuicao Grupo Pao de Acucar                261,800
                           CONSUMER NON-DURABLES
         7,800             Companhia Paranaense de Energia-Copel                                    77,512
                           ENERGY
        12,400             Petrol Brasileiro SA - Petrobas                                         242,570
                           ENERGY
         8,400             Telecomunicacoes Brasileiras SA Telebras ADR                            895,650
                           SERVICES

    The accompanying notes are an integral part of the financial statements.
                                       12

--------------------------------------------------------------------------------
SCHRODER EM CORE PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
AS OF MAY 31, 1998

  SHARES                                                                                         VALUE US$
---------                                                                                      -------------


     1,040,000             Telecomunicacoes de Sao Paulp SA - Telesp                               153,712
                           SERVICES
       590,000             Telecomunicacoes do Parana SA - Telepar                                 212,875
                           SERVICES
       590,000             Telepar Tel Parana (a)                                                   80,021
                           SERVICES
     1,040,000             Telesp Tel Sao (a)                                                       62,380
                           SERVICES
         8,300             Unibanco-Uniao Banco                                                    259,894

                           PREFERRED STOCK
       108,000             Banco Itau SA PN                                                         64,789
                           FINANCE
     5,540,000             Centrais Eletricas Brasileiras SA Electrobras                           184,474
                           ENERGY
        15,000             Companhia Vale do Rio Doce                                              306,473
                           ENERGY
       770,000             Petrol Brasileiro - Petrobras                                           150,626
                           ENERGY                                                                  -------
                                                                                                 3,880,220
                           CHILE, REPUBLIC OF (3.9%)                                             ---------
                           COMMON STOCK
        10,200             Banco BHIF                                                              154,275
                           FINANCE
        10,800             Chilectra SA                                                            263,026
                           ENERGY
         5,500             Compania Cervecerias Unidas SA                                          132,000
                           CONSUMER NON-DURABLES
        13,200             Compania de Telecomunicacion de Chile SA ADR                            292,875
                           SERVICES
         9,900             Distribucion y Servico                                                  156,544
                           SERVICES
         5,100             Quinenco SA ADR                                                          48,450
                           SERVICES                                                                 ------
                                                                                                 1,047,170
                           CHINA, PEOPLES REPUBLIC OF (0.7%)                                     ---------
                           COMMON STOCK
         6,000             Huaneng Power International, Inc. ADR (a)                               104,250
                           ENERGY
       120,000             Qingling Motors Co.                                                      47,232
                           CAPITAL EQUIPMENT
         9,000             Shanghai Industrial Holdings                                             25,261
                           Multi-Industry                                                          -------
                                                                                                   176,743
                                                                                                   -------

  The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SCHRODER EM CORE PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
AS OF MAY 31, 1998

  SHARES                                                                                         VALUE US$
---------                                                                                      -------------

                           CZECH REPUBLIC (1.4%)
                           COMMON STOCK
         2,970             SPT Telekom AS                                                          381,976
                           SERVICES                                                                -------

                           EGYPT (0.6%)
                           COMMON STOCK
        11,200             Commercial International Bank GDR                                       159,040
                           FINANCE                                                                 -------

                           GREECE (4.1%)
                           COMMON STOCK
         2,250             Alfa Credit Bank                                                        234,937
                           FINANCE
         2,430             Delta Informatics SA                                                    106,936
                           SERVICES
         9,400             Hellenic Bottling Co. SA                                                314,876
                           CONSUMER NON-DURABLES
        10,880             Hellenic Telecommunication Organization SA                              319,790
                           SERVICES
           864             National Bank of Greece                                                 124,407
                           FINANCE                                                                 -------
                                                                                                 1,100,946
                           HONG KONG (3.2%)                                                      ---------
                           COMMON STOCK
       244,000             Anhui Expressway Co. Ltd.                                                30,543
                           SERVICES
       223,000             Beijing Datang Power                                                     78,420
                           MULTI-INDUSTRY
        38,000             Cheung Kong Infrastructure Holdings                                      84,346
                           CAPITAL EQUIPMENT
       191,000             China Resources Beijing Land                                             88,735
                           FINANCE
        18,000             China Resources Enterprise Ltd.                                          21,022
                           FINANCE
        43,000             China Telecom (Hong Kong) (a)                                            76,855
                           SERVICES
        10,000             Citic Pacific Ltd.                                                       24,325
                           FINANCE
        36,000             Cosco Pacific Ltd.                                                       18,699
                           FINANCE
        82,400             Founder Hong Kong Ltd.                                                   51,307
                           CAPITAL EQUIPMENT
        57,000             Guangdong Kelon Electrical Holdings Co. Ltd.                             54,434
                           CONSUMER DURABLES


  The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SCHRODER EM CORE PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
AS OF MAY 31, 1998

  SHARES                                                                                         VALUE US$
---------                                                                                      -------------

        44,000             Guangnan Holdings                                                        22,003
                           CONSUMER NON-DURABLES
        62,000             Guangshen Railway                                                         8,561
                           SERVICES
        64,000             Legend Holdings Ltd. (a)                                                 22,505
                           CAPITAL EQUIPMENT
        22,000             New World Development Co. Ltd.                                           51,955
                           MULTI-INDUSTRY
        44,000             New World Infrastructure (a)                                             77,790
                           CAPITAL EQUIPMENT
        29,000             Ng Fung Hong Ltd.                                                        24,700
                           CONSUMER NON-DURABLES
       460,000             Yanzhou Coal Mining Co. Ltd. (a)                                         94,980
                           ENERGY
       125,000             Zhejiang Expressway Co. Ltd                                              28,392
                           SERVICES                                                                 ------
                                                                                                   859,572
                           HUNGARY (3.4%)                                                          -------
                           COMMON STOCK
         2,600             Gedeon Richter                                                          219,830
                           CONSUMER NON-DURABLES
         9,260             MOL Magyar Olaj GDR                                                     211,822
                           ENERGY
        10,460             Matav RT ADR                                                            292,880
                           SERVICES
         4,600             OTP Bank GDR                                                            192,050
                           FINANCE                                                                 -------
                                                                                                   916,582
                           INDIA (6.7%)                                                            -------
                           COMMON STOCK
         4,000             BSES Ltd. GDR (a)                                                        53,500
                           ENERGY
        14,000             Grasim Industries Ltd. GDR                                              108,850
                           MATERIALS
        23,500             Great Eastern Shipping Co. GDR                                          131,013
                           MULTI-INDUSTRY
         8,000             Indian Hotels Co. Ltd. GDR (a)                                           88,500
                           SERVICES
         9,000             Indian Petrochemicals GDR                                                38,250
                           MATERIALS
         7,000             Larsen & Toubro GDR                                                      88,375
                           MULTI-INDUSTRY
        25,700             Mahanagar Telephone GDR (a)                                             326,070
                           SERVICES
        18,000             Mahindra & Mahindra Ltd. GDR                                             90,000
                           CAPITAL EQUIPMENT

  The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SCHRODER EM CORE PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
AS OF MAY 31, 1998

  SHARES                                                                                         VALUE US$
---------                                                                                      -------------

         5,000             Ranbaxy Laboratories Ltd. GDR                                            81,500
                           MATERIALS
        27,900             Reliance Industries Ltd. GDS                                            207,157
                           MATERIALS
        22,000             State Bank of India GDR                                                 305,250
                           FINANCE
           550             Tata Electric Co. GDR  (b)                                              126,445
                           ENERGY
        11,500             Videsh Sanchar Nigam Ltd. GDR (a)                                       135,125
                           SERVICES                                                                -------
                                                                                                 1,780,035
                           INDONESIA (1.2%)                                                      ---------
                           COMMON STOCK
         3,500             Gulf Indonesia Resources Ltd. (a)                                        43,532
                           ENERGY
        15,000             PT Gudang Garam                                                          11,018
                           CONSUMER NON-DURABLES
        44,000             PT HM Sampoerna                                                          14,795
                           CONSUMER NON-DURABLES
        94,000             PT Indofoods Sukses Makmur                                               13,102
                           CONSUMER NON-DURABLES
        29,000             PT Indostat ADR                                                          38,367
                           SERVICES
       149,000             PT Telekomunikasi Indonesia                                              49,447
                           SERVICES

                           TREASURY BILLS
                           Bank Indonesia Treasury Bill, 5.05%, due 6/1/98                         138,994
                                                                                                   -------
                                                                                                   309,255
                           ISRAEL (4.9%)                                                           -------
                           COMMON STOCK
        14,930             Bank Hapoalim Ltd.                                                       45,880
                           FINANCE
       290,300             Bank Leumi Le-Israel                                                    586,256
                           FINANCE
        18,970             Blue Square-Israel Ltd.                                                 275,065
                           CONSUMER NON-DURABLES
         9,600             Teva Pharmaceutical Industries Ltd. ADR                                 393,600
                           MATERIALS                                                               -------
                                                                                                 1,300,801
                           KOREA, REPUBLIC OF (4.8%)                                             ---------
                           COMMON STOCK
        17,000             Daewoo Heavy Industries                                                  58,337
                           CAPITAL EQUIPMENT
        26,323             Kookmin Bank (a)                                                        129,978
                           FINANCE

  The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SCHRODER EM CORE PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
AS OF MAY 31, 1998

  SHARES                                                                                         VALUE US$
---------                                                                                      -------------


         6,000             Korea Electric Power Corp.                                               60,107
                           ENERGY
        19,210             LG Electronics                                                          180,158
                           CONSUMER DURABLES
         3,000             LG Information & Communication Ltd.                                      70,338
                           CAPITAL EQUIPMENT
         1,500             Pohang Iron & Steel Co. Ltd. (b)                                         61,725
                           MATERIALS
           123             SK Telecom Co. Ltd. (b)                                                  56,700
                           SERVICES
         7,440             Samsung Display Devices Co.                                             263,770
                           CAPITAL EQUIPMENT
         7,850             Samsung Electronics Co.                                                 298,383
                           CONSUMER DURABLES
         8,000             Samsung Heavy Industries (a)                                             48,085
                           CAPITAL EQUIPMENT
        16,000             Shinhan Bank (a)                                                         62,523
                           FINANCE                                                                  ------
                                                                                                 1,290,104
                           LUXEMBOURG (0.3%)                                                     ---------
                           COMMON STOCK
         9,400             Quilmes Industrial SA ADR                                                90,475
                           CONSUMER NON-DURABLES                                                    ------

                           MALAYSIA (0.7%)
                           COMMON STOCK
         7,000             Berjaya Sports Toto Berhad                                               14,672
                           SERVICES
        34,000             Magnum Corp. Berhad                                                      17,884
                           SERVICES
        18,000             Resorts World Berhad                                                     27,887
                           SERVICES
        18,000             Tanjong PLC                                                              29,762
                           SERVICES
        11,000             Telekom Malaysia Berhad                                                  25,205
                           SERVICES
        37,000             Tenaga Nasional Berhad                                                   61,176
                           ENERGY                                                                   ------
                                                                                                   176,586
                           MAURITIUS (0.3%)                                                        -------
                           COMMON STOCK
       135,000             State Bank of Mauritius Ltd. (a)                                         90,320
                           FINANCE                                                                  ------


  The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SCHRODER EM CORE PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
AS OF MAY 31, 1998

  SHARES                                                                                         VALUE US$
---------                                                                                      -------------

                           MEXICO (12.4%)
                           COMMON STOCK
     120,000               Cemex SA de CV                                                          494,782
                           MATERIALS
     228,000               Cifra SA de CV                                                          318,104
                           SERVICES
      37,000               Consorcio ARA S.A.(a)                                                   142,275
                           CAPITAL EQUIPMENT
     245,000               Controladora Comercial Mexicana SA de CV                                240,108
                           SERVICES
      20,200               Desc SA de CV                                                           113,648
                           MULTI-INDUSTRY
       9,600               Fomento Economico Mexica SA de CV                                       319,056
                           CONSUMER NON-DURABLES
      22,500               Grupo Carso SA de CV                                                    113,955
                           MULTI-INDUSTRY
      17,700               Grupo Financiero Banamax Accivl SA de CV (a)                             44,170
                           FINANCE
     243,000               Grupo Financiero Bancomer                                               121,830
                           FINANCE
      94,222               Grupo Industrial Bimbo SA                                               207,340
                           CONSUMER NON-DURABLES
      35,000               Grupo Industrial Saltillo SA de CV                                      127,043
                           MATERIALS
       6,400               Grupo Televisa SA (a)                                                   250,000
                           SERVICES
      66,000               Sistema Argos SA de CV                                                   63,335
                           CONSUMER NON-DURABLES
       8,400               TV Azteca SA de CV                                                      121,275
                           SERVICES
      11,300               Telefonos de Mexico SA ADR                                              536,044
                           SERVICES
       6,000               Tubos de Acero de Mexico SA ADR                                          89,625
                           MATERIALS

                           RIGHTS
       3,600               Cemex SA de CV (a)                                                        1,232
                           MATERIALS                                                                 -----
                                                                                                 3,303,822
                           PAKISTAN (0.2%)                                                       ---------
                           COMMON STOCK
       4,800               Hub Power Co. Ltd.                                                       45,600
                           ENERGY                                                                   -------


  The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SCHRODER EM CORE PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
AS OF MAY 31, 1998

  SHARES                                                                                         VALUE US$
---------                                                                                      -------------

                           PERU (0.9%)
                           COMMON STOCK
    5,800                  CPT Telefonica del Peru SA ADS                                          125,425
                           SERVICES
    7,370                  Credicorp Ltd.                                                          116,999
                           FINANCE                                                                 -------
                                                                                                   242,424
                           PHILIPPINES (1.8%)                                                      -------
                           COMMON STOCK
  322,000                  Ayala Land, Inc                                                         109,538
                           SERVICES
1,155,000                  Digital Telecommunications Philippines, Inc. (a)                         46,853
                           SERVICES
   37,000                  Manila Electric Company "B" Shares                                      109,242
                           ENERGY
    8,000                  Philippine Long Distance Telephone Co.                                  205,391
                           SERVICES                                                                -------
                                                                                                   471,024
                           POLAND (2.3%)                                                           -------
                           COMMON STOCK
     800                   Bank Przemslowo-Handlowy SA                                              59,353
                           FINANCE
  35,000                   Elektrim Spolka Akcyjna SA                                              460,183
                           MULTI-INDUSTRY
  14,000                   WBK Ord                                                                 100,258
                           FINANCE                                                                 -------
                                                                                                   619,794
                           RUSSIA (2.4%)                                                           -------
                           COMMON STOCK
  13,210                   Gazprom ADR                                                             184,611
                           ENERGY
   4,010                   Lukoil Holding ADR                                                      165,118
                           ENERGY
   8,200                   Pliva DD GDR                                                            134,890
                           MATERIALS
   8,720                   Unified Energy Systems                                                  153,356
                           ENERGY                                                                  -------
                                                                                                   637,975
                           SOUTH AFRICA (9.2%)                                                     -------
                           COMMON STOCK
  10,900                   ABSA Group Ltd.                                                          85,619
                           FINANCE
   4,400                   Anglo American Corp. of South Africa Ltd.                               210,784
                           FINANCE
   3,000                   Anglo American Industrial Corp.                                          88,441
                           MULTI-INDUSTRY

  The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SCHRODER EM CORE PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
AS OF MAY 31, 1998

  SHARES                                                                                         VALUE US$
---------                                                                                      -------------


     28,463                Barlow Ltd.                                                             233,236
                           MULTI-INDUSTRY
      7,180                Dimension Data Holdings Ltd. (a)                                         48,043
                           FINANCE
     13,000                Ellerine Holdings Ltd.                                                  111,191
                           CONSUMER DURABLES
     15,000                Fedsure Holdings Ltd.                                                   230,993
                           FINANCE
    180,900                FirstRand Ltd.                                                          352,608
                           FINANCE
     27,000                Ingwe Coal Corp.                                                         95,306
                           ENERGY
     26,700                LA Retail Stores Ltd.                                                    84,408
                           CONSUMER DURABLES
     78,000                Malbak Ltd.                                                              70,345
                           MATERIALS
     39,300                Nampak Ltd.                                                             137,200
                           MATERIALS
     22,800                Rembrandt Group Ltd.                                                    187,714
                           MULTI-INDUSTRY
     24,600                Sasol Ltd.                                                              195,617
                           MULTI-INDUSTRY
      9,200                South African Breweries Ltd.                                            259,441
                           MULTI-INDUSTRY
     15,000                South African Druggists Ltd.                                             78,549
                           MATERIALS                                                                ------
                                                                                                 2,469,495
                           TAIWAN (3.8%)                                                         ---------
                           COMMON STOCK
     26,000                Acer, Inc. GDR (a)                                                      188,500
                           SERVICES
      6,000                Asustek Computer, Inc. (a)                                              110,251
                           CAPITAL EQUIPMENT
      7,000                Fubon Insurance Co. Ltd. GDR (a)                                        127,750
                           FINANCE
     13,000                ROC Taiwan Fund                                                          93,438
                           FINANCE
      9,520                Siliconware Precision Industries Co. (a)                                 78,064
                           ENERGY
      6,500                Taiwan Fund, Inc.                                                        91,406
                           FINANCE
     13,300                Taiwan Semiconductor Manufacturing Co. (a)                              251,038
                           ENERGY
      8,000                Teco Electric & Machinery GDR                                            86,800
                           MULTI-INDUSTRY                                                           ------
                                                                                                 1,027,247
                                                                                                 ---------

  The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SCHRODER EM CORE PORTFOLIO
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
AS OF MAY 31, 1998

  SHARES                                                                                         VALUE US$
---------                                                                                      -------------

                           THAILAND (1.1%)
                           COMMON STOCK
      7,000                Advanced Info Service Public Co. Ltd.                                    38,129
                           SERVICES
     28,000                Bangkok Bank Public Co. Ltd.                                             57,192
                           FINANCE
     26,000                Electricity Generating Public Co. Ltd.                                   41,843
                           ENERGY
     12,000                PTT Exploration & Production Public Co. Ltd.                            103,987
                           ENERGY
     31,000                Thai Farmers Bank Public Co. Ltd.                                        47,202
                           FINANCE                                                                  ------
                                                                                                   288,353
                           TURKEY (0.6%)                                                           -------
                           COMMON STOCK
  3,324,675                Akbank T.A.S.                                                            97,814
                           FINANCE
    234,000                Netas Telekomunik (a)                                                    68,844
                           CAPITAL EQUIPMENT
     15,200                Turkiye Is Bankasi (Isbank)                                                 617
                           FINANCE                                                                     ---
                                                                                                   167,275
                           VENEZUELA (0.5%)                                                        -------
                           COMMON STOCK
      4,100                Compania Anonima                                                        126,332
                           SERVICES                                                                -------

                           ZIMBABWE (0.2%)
                           COMMON STOCK
     69,000                NMBZ Holdings Ltd. (a)                                                   51,750
                           FINANCE                                                                  ------

                           TOTAL INVESTMENTS (90.3%) (COST $26,482,507)                         24,136,133

                           OTHER ASSETS LESS LIABILITIES (9.7%)                                  2,593,902
                                                                                                 ---------
                           TOTAL NET ASSETS (100.0%)                                           $26,730,035
                                                                                               ===========

(a) Non-income Producing Security.

(b) Valued pursuant to methodology approved by the Board of Trustees.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

GDS - Global Depositary Shares

  The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SCHRODER EM CORE PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1998

ASSETS:
      Investments (Note 2):
         Investments at cost                                                                                   $ 26,482,507
         Net unrealized appreciation (depreciation)                                                              (2,346,374)
                                                                                                        --------------------
                                 Total Investments at Value                                                      24,136,133

      Cash                                                                                                        2,606,408
      Receivable for investments sold                                                                                71,010
      Receivable for dividends, tax reclaims and interest                                                           139,532
      Organization costs, net of amortization (Note 2)                                                                  859
                                                                                                        --------------------

                                 Total Assets                                                                    26,953,942
                                                                                                        --------------------

LIABILITIES:
      Payable for investments purchased                                                                             131,306
      Payable to investment adviser (Note 3)                                                                         13,351
      Payable to administrator (Note 3)                                                                              15,555
      Payable to subadministrator(Note 3)                                                                             1,791
      Accrued expenses and other liabilities                                                                         61,904
                                                                                                        --------------------

                                 Total Liabilities                                                                  223,907
                                                                                                        --------------------

                                 Net Assets                                                                    $ 26,730,035
                                                                                                        ====================




  The accompanying notes are an integral part of the financial statements.

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SCHRODER EM CORE PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
                                                                                                              FOR THE
                                                                                                           PERIOD ENDED
                                                                                                           MAY 31, 1998
                                                                                                             (NOTE 1)
                                                                                                        --------------------
INVESTMENT INCOME:
         Dividend income (net of unrecoverable foreign withholding taxes of $24,069)                              $ 282,910
         Interest income                                                                                            153,053
                                                                                                        --------------------
                                       Total Investment Income                                                      435,963
                                                                                                        --------------------

EXPENSES:
      Investment advisory (Note 3)                                                                                  155,546
      Administration (Note 3)                                                                                        15,555
      Subadministration (Note 3)                                                                                     14,658
      Interest holder recordkeeping (Note 3)                                                                          7,208
      Custody                                                                                                       105,578
      Accounting (Note 3)                                                                                            40,323
      Legal                                                                                                           3,435
      Audit                                                                                                          20,250
      Trustees                                                                                                          599
      Amortization of organization costs (Note 2)                                                                       115
      Miscellaneous                                                                                                   7,532
                                                                                                        --------------------
                                    Total Expenses                                                                  370,799
      Fees waived and expenses reimbursed (Note 6)                                                                 (145,187)
                                                                                                        --------------------
                                    Net Expenses                                                                    225,612
                                                                                                        --------------------

NET INVESTMENT INCOME (LOSS)                                                                                        210,351
                                                                                                        --------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
      CURRENCY TRANSACTIONS:
      Net realized gain (loss) on investments sold                                                                 (490,158)
      Net realized gain (loss) on foreign currency transactions                                                     (28,826)
                                                                                                        --------------------
         Net realized gain (loss) on investments and foreign
         currency transactions                                                                                     (518,984)
                                                                                                        --------------------
      Net change in unrealized appreciation (depreciation) on investments                                        (2,346,374)
      Net change in unrealized appreciation (depreciation) on foreign
         currency transactions                                                                                         (188)
                                                                                                        --------------------
         Net change in unrealized appreciation (depreciation) on
         investments and foreign currency transactions                                                           (2,346,562)
                                                                                                        --------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
      CURRENCY TRANSACTIONS                                                                                      (2,865,546)
                                                                                                        --------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                                $ (2,655,195)
                                                                                                        ====================


  The accompanying notes are an integral part of the financial statements.

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SCHRODER EM CORE PORTFOLIO
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
                                                                                                              FOR THE
                                                                                                           PERIOD ENDED
                                                                                                           MAY 31, 1998
                                                                                                             (NOTE 1)
                                                                                                        --------------------
NET ASSETS, BEGINNING OF PERIOD                                                                             $             -
                                                                                                        --------------------

OPERATIONS:
      Net investment income (loss)                                                                                  210,351
      Net realized gain (loss) on investments
      and foreign currency transactions                                                                            (518,984)
      Net change in unrealized appreciation (depreciation) on investments
      and foreign currency transactions                                                                          (2,346,562)
                                                                                                        --------------------
      Net increase (decrease) in net assets resulting from operations                                            (2,655,195)
                                                                                                        --------------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
      Contributions                                                                                              39,419,804
      Withdrawals                                                                                               (10,034,574)
                                                                                                        --------------------
      Net increase (decrease) from transactions in investors'
         beneficial interest                                                                                     29,385,230
                                                                                                        --------------------

      Net increase (decrease) in net assets                                                                      26,730,035
                                                                                                        --------------------

NET ASSETS, END OF PERIOD                                                                                      $ 26,730,035
                                                                                                        ====================





  The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SCHRODER EM CORE PORTFOLIO
--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS

Portfolio performance for the following periods:


                                                                              FOR THE
                                                                            PERIOD ENDED
                                                                          MAY 31, 1998 (A)
                                                                        ---------------------

Net Assets at End of Period (in thousands)                                     $26,730
Ratios to Average Net Assets:
    Expenses including reimbursement/waiver of fees                                  1.45%(b)
    Expenses excluding reimbursement/waiver of fees                                  2.38%(b)
    Net investment income (loss) including reimbursement/waiver of fees              1.35%(b)
Average Commission Rate Per Share (c)                                               $0.0039
Portfolio Turnover Rate                                                             22.97%

----------------------------------------------
(a)  See Note 1.
(b)  Annualized.
(c) Average commission per share paid to brokers on the purchase and sale of equity securities on which commissions are charged.


  The accompanying notes are an integral part of the financial statements.

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SCHRODER EM CORE PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
MAY 31, 1998

NOTE 1.  ORGANIZATION

Schroder Capital Funds ("Schroder Core") was organized as a Delaware business trust on September 7, 1995. Schroder Core, which is registered as an open-end, management investment company under the Investment Company Act of 1940 (the "Act"), currently has eight investment portfolios. Included in this report is Schroder EM Core Portfolio (the "Portfolio" ). Schroder EM Core Portfolio is a non-diversified portfolio that commenced operations on October 30, 1997. Under its Trust Instrument, Schroder Core is authorized to issue an unlimited number of interests without par value. Interests in the Portfolio are sold in private placement transactions without any sales charges to qualified investors, including open-end management investment companies.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, that require management to make certain estimates and assumptions which affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the
Portfolio:

SECURITY VALUATION - Portfolio securities listed on recognized stock exchanges are valued at the last reported sale price on the exchange on which the securities are principally traded. Listed securities traded on recognized stock exchanges where last sale prices are not available are valued at the last sale price on the preceding trading day or at closing mid-market prices. Securities traded in over-the-counter markets, or listed securities for which no trade is reported on the valuation date, are valued at the most recent reported mid-market price. Prices used for valuations generally are provided by independent pricing services. Domestic short-term investments, having a maturity of 60 days or less, are valued at amortized cost which approximates market value. Foreign currency denominated short-term investments are valued at local amortized cost and then translated into U.S. dollars. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Schroder Core Board of Trustees. Fair valued securities represented approximately 1.07% of the Schroder EM Core Portfolio's total investments at May 31, 1998.

SECURITY TRANSACTIONS AND INVESTMENT INCOME - Investment transactions are accounted for on trade date. Dividend income is recorded on ex-dividend date. With respect to dividends on foreign securities, certain instances may arise where a Portfolio is not notified of a dividend until after the ex-dividend date has passed. In these instances a dividend is recorded as soon as the Portfolio is informed of the dividend. Dividend income is recorded net of unrecoverable withholding tax. Interest income, including amortization of discount or premium, is recorded as earned. Identified cost of investments sold is used to determine realized gain and loss for both financial statement and federal income tax purposes. Foreign dividend and interest income amounts and realized capital gain and loss are converted to U.S. dollar equivalents using foreign exchange rates in effect at the date of the transactions.

Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and
(ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

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SCHRODER EM CORE PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 1998

The Portfolio may enter into forward contracts to purchase or sell foreign currencies to protect the U.S. dollar value of the underlying portfolio against the effect of possible adverse movements in foreign exchange rates. Risks associated with such contracts include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such contracts are recorded daily as unrealized gain or loss; realized gain or loss include net gain or loss on contracts that have terminated by settlement or by the Portfolio entering into offsetting commitments.

REPURCHASE AGREEMENTS - The Portfolio may invest in repurchase agreements. The Portfolio through its custodian, receives delivery of the underlying collateral whose market value must always equal or exceed the repurchase price. The investment adviser is responsible for determining the value of the underlying collateral at all times. In the event of default, the Portfolio may have difficulties with the disposition of any securities held as collateral.

EXPENSE ALLOCATION - Schroder Core accounts separately for the assets and liabilities and operation of each Portfolio. Expenses that are directly attributable to more than one Portfolio are allocated among the respective Portfolios in proportion to each Portfolio's net assets.

ORGANIZATIONAL COSTS - Costs incurred by the Portfolio in connection with its organization are being amortized on a straight line basis over a five-year period.

NOTE 3.  INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER - Schroder Capital Management International Inc. ("SCMI") is the investment adviser to the Portfolio. Pursuant to an Investment Advisory Agreement, SCMI is entitled to receive from Schroder EM Core Portfolio an annual fee, payable monthly, of 1.00% of the Portfolio's average daily net assets.

ADMINISTRATOR AND SUBADMINISTRATOR - On behalf of the Portfolio, Schroder Core has entered into an Administration Agreement with Schroder Fund Advisors Inc. ("SFA") which entitles SFA to receive from Schroder EM Core Portfolio an annual fee, payable monthly, at a rate of 0.10% of the Portfolio's average daily net assets. In addition, Schroder Core has entered into Subadministration Agreements with Forum Administrative Services, LLC ("FAdS") under which FadS is entitled to receive from Schroder EM Core Portfolio an annual fee, payable monthly, of 0.075% of the Portfolio's average daily net assets subject to an annual minimum of $25,000.

OTHER SERVICE PROVIDERS - Forum Accounting Services, LLC ("FAcS") performs portfolio accounting services for the Portfolio and is entitled to receive compensation for its services in the amount of $60,000 per year, plus certain other charges, based upon the number and types of portfolio transactions. FAcS also provides interest holder record keeping services to the Portfolio for which it receives, from Schroder Core, $12,000 per year plus certain other charges.

NOTE 4.  PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and the proceeds from sales of securities (excluding short-term securities) for the period ended May 31, 1998 were $31,575,645 and $4,697,232, respectively.

For federal income tax purposes, the tax basis of investment securities owned, the aggregate gross unrealized appreciation and the aggregate gross unrealized depreciation as of May 31, 1998 were $ 26,526,803, $1,321,048, and $3,711,718, respectively.

--------------------------------------------------------------------------------
SCHRODER EM CORE PORTFOLIO
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
MAY 31, 1998

NOTE 5.  FEDERAL TAXES

The Portfolio is not required to pay federal income tax on its net investment income and net capital gain as is treated as a partnership for federal income tax purposes. All interest, dividends, gain and loss of the Portfolio is deemed to have been "passed through" to the interest holders in proportion to their holdings of the Portfolio, regardless of whether such interest, dividends or gain have been distributed by the Portfolio.

Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

NOTE 6.  WAIVER OF FEES

For the period ended May 31, 1998, SCMI and FAds voluntarily waived fees of $ 142,195 and $2,992, respectively.

NOTE 7.  CONCENTRATION OF RISK

The Portfolio may invest more than 25% of its total assets in issuers located in any one country. To the extent that it does so, the Portfolio is susceptible to a range of factors that could adversely affect that country, including political and economic developments and foreign exchange-rate fluctuations. As a result of investing substantially in one country, the value of the Portfolio's assets may fluctuate more widely than the value of shares of a comparable fund with a lesser degree of geographic concentration. The Portfolio invests in countries with limited or developing capital markets. Investments in these markets may involve greater risks than investments in more developed markets.

--------------------------------------------------------------------------------
SCHRODER EM CORE PORTFOLIO
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To  Trustees  of  Schroder  Capital  Funds and  Investors  of  Schroder  EM Core
Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schroder EM Core Portfolio (the "Portfolio"), (a separately managed portfolio of Schroder Capital Funds), at May 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for the period indicated therein, in conformity with generally accepted accounting principles. These financial statements and financial highlights (herein referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at May 31, 1998, by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP




Boston, Massachusetts
July 21, 1998

TRUSTEES
Hermann C. Schwab
Peter E. Guernsey
John I. Howell
Clarence F. Michalis
Mark J. Smith
David N. Dinkins
Peter S. Knight
Sharon L. Haugh

OFFICERS
Hermann C. Schwab
         Chairman of the Board
Mark J. Smith
         President
Mark Astley
         Vice President
Robert G. Davy
         Vice President
Margaret H. Douglas-Hamilton
         Vice President
Richard R. Foulkes
         Vice President
John Y. Keffer
         Vice President
Jane P. Lucas
         Vice President
Catherine A. Mazza
         Vice President
Michael Perelstein
         Vice President
Fariba Talebi
         Vice President
John A. Troiano
         Vice President
Ira L. Unschuld
         Vice President
Alexandra Poe
         Vice President
         Secretary
Fergal Cassidy
         Treasurer

INVESTMENT ADVISER
Schroder Capital Management International Inc.
787 Seventh Avenue, 34th Floor
New York, New York 10019

ADMINISTRATOR AND DISTRIBUTOR
Schroder Fund Advisors Inc.
787 Seventh Avenue, 34th Floor
New York, New York 10019

CUSTODIAN
The Chase Manhattan Bank, N.A.
Chase MetroTech Center
Brooklyn, New York 11245

TRANSFER AND DIVIDEND DISBURSING AGENT
Forum Shareholder Services, LLC
Two Portland Square
Portland, Maine 04101

COUNSEL
Ropes & Gray
One International Place
Boston, Massachusettes 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
One Post Office Square
Boston, Massachusetts 02109




This report is for the information of the shareholders of the Schroder Micro Cap Fund. Its use in connection with any offering of the Fund's shares is authorized only in case of a concurrent or prior delivery of the Fund's current prospectus.